Average Annual Total Returns - Victory RS Science and Technology Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	55.51%	28.79%	18.55%	53.33%	24.87%	15.10%	34.26%	22.00%	13.85%	62.71%	29.30%	18.32%	64.32%	29.76%	18.69%	65.40%	30.63%	19.58%	45.15%	27.23%	20.57%	18.40%	15.22%	13.88%